Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Real property owned:
Land and land improvements	$ 727,050	$ 521,055
Buildings and improvements	7,627,132	5,185,328
Acquired lease intangibles	258,079	127,390
Real property held for sale, net of accumulated depreciation	23,441	45,686
Construction in progress	356,793	456,832
Gross real property owned	8,992,495	6,336,291
Less accumulated depreciation and amortization	(836,966)	(677,851)
Net real property owned	8,155,529	5,658,440
Real estate loans receivable:
Real estate loans receivable	436,580	427,363
Less allowance for losses on loans receivable	(1,276)	(5,183)
Net real estate loans receivable	435,304	422,180
Net real estate investments	8,590,833	6,080,620
Other assets:
Equity investments	237,107	5,816
Goodwill	51,207	0
Deferred loan expenses	32,960	22,698
Cash and cash equivalents	131,570	35,476
Restricted cash	79,069	23,237
Receivables and other assets	328,988	199,339
Total other assets	860,901	286,566
Total assets	9,451,734	6,367,186
Liabilities:
Borrowings under unsecured line of credit arrangement	300,000	140,000
Senior unsecured notes	3,034,949	1,653,027
Secured debt	1,125,906	620,995
Capital lease obligations	8,881	0
Accrued expenses and other liabilities	244,345	145,713
Total liabilities	4,714,081	2,559,735
Redeemable noncontrolling interests	4,553	0
Equity:
Preferred stock	291,667	288,683
Common stock	147,155	123,385
Capital in excess of par value	4,932,468	3,900,666
Treasury stock	(11,352)	(7,619)
Cumulative net income	1,676,196	1,547,669
Cumulative dividends	(2,427,881)	(2,057,658)
Accumulated other comprehensive income	(11,099)	(2,891)
Other equity	5,697	4,804
Total Health Care REIT, Inc. stockholders' equity	4,602,851	3,797,039
Noncontrolling interests	130,249	10,412
Total equity	4,733,100	3,807,451
Total liabilities and equity	$ 9,451,734	$ 6,367,186